Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Debt Conversion

	USD Amount outstanding	Subscription price per share post adjustment in SharonAI Holdings Inc	Shares received upon conversion post adjustment in SharonAI Holdings Inc Class A Ordinary Common Stock
Woodville Super Pty Ltd	$66,370.00	4.29	15,470
Manning Capital Holdings Pty Ltd	$84,555.00	4.29	19,706
Strat Capital Pty Ltd (Alpha Juliett)	$117,740.00	4.29	27,440
Inbocalupo Pty Ltd	$150,925.00	4.29	35,175
Total:	$419,590.00		97,791